Senior Convertible Debentures (Details) (USD $)			9 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 Senior Convertible Debt [Member] Senior Convertible Debentures issued December 1, 2009 [Member]	Dec. 01, 2009 Senior Convertible Debt [Member] Senior Convertible Debentures issued December 1, 2009 [Member]
Debt Instrument [Line Items]
Senior Convertible Debentures	$ 6,084,000	$ 6,084,000		$ 6,100,000
Interest rate per year				8.00%
Debt Instrument, Convertible, Conversion Price				$ 20
Debt Instrument, Redemption Price, Percentage			100.00%